Other comprehensive income (loss) - Changes in Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ 143,739	¥ 20,636
Other comprehensive income (loss) before reclassifications	(96,842)	130,035
Reclassifications out of accumulated other comprehensive income (loss)	(1,917)	(6,932)
Net change during the year	(98,759)	123,103
Balance at end of year	44,980	143,739
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	133,371	27,704
Other comprehensive income (loss) before reclassifications	(79,108)	110,679
Reclassifications out of accumulated other comprehensive income (loss)	(845)	(5,012)
Net change during the year	(79,953)	105,667
Balance at end of year	53,418	133,371
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(15,404)	(18,809)
Other comprehensive income (loss) before reclassifications	(18,097)	2,768
Reclassifications out of accumulated other comprehensive income (loss)	176	637
Net change during the year	(17,921)	3,405
Balance at end of year	(33,325)	(15,404)
Net unrealized gain on non-trading securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	25,772	11,741
Other comprehensive income (loss) before reclassifications	363	16,588
Reclassifications out of accumulated other comprehensive income (loss)	(1,248)	(2,557)
Net change during the year	(885)	14,031
Balance at end of year	¥ 24,887	¥ 25,772